UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

January 31, 2017

Semiannual Report
to Shareholders

Deutsche Money Market Prime Series

Contents

3 Letter to Shareholders

5 Portfolio Summary

9 Investment Portfolio

17 Statement of Assets and Liabilities

18 Statement of Operations

19 Statements of Changes in Net Assets

20 Financial Highlights

24 Notes to Financial Statements

33 Information About Your Fund's Expenses

35 Advisory Agreement Board Considerations and Fee Evaluation

40 Account Management Resources

42 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 .00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Today’s low-return investment environment — punctuated by periods of short-term volatility and plenty of opinions in the financial media — can be a challenge for those of us just trying to keep our portfolios moving forward.

Let’s face it: a report about the obstacles to economic growth grabs more attention than an article about the slow, steady improvement of the economy. The fact is, we continue to see the U.S. economy remaining on a moderate expansionary path. Although net exports are still challenged by modest global growth, most metrics suggest the labor market here at home continues to heal, which, along with low interest rates, is supporting the consumer.

Is action necessary? Numerous studies have found that acting impulsively on negative financial news can actually reduce your overall investment returns over time. That’s because there is a good chance you’ll miss the gains to be achieved if the market or a specific security recovers from a brief setback. So, assuming you have built your portfolio based on long-term needs and an honest assessment of your risk tolerance, short-term fluctuations should not cause an extreme level of worry.

As a global asset manager with decades of experience in helping investors through multiple market cycles, we want you to know and trust that our global intelligence, expertise and resources are here to support you. As always, we appreciate the opportunity to help you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Portfolio Summary (Unaudited)

Investment Portfolio as of January 31, 2017 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.4%
Banco del Estado de Chile, 0.81%, 2/13/2017	5,000,000	5,000,000
Bank of Montreal:
1.218%*, 7/17/2017	8,500,000	8,500,000
1.303%*, 1/11/2018	5,320,000	5,320,000
1.348%*, 6/7/2017	10,000,000	10,000,000
Bank of Nova Scotia:
1.197%*, 7/13/2017	5,000,000	5,000,000
1.418%*, 4/12/2017	1,500,000	1,501,361
DZ Bank AG, 1.19%, 6/1/2017	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB, 1.363%*, 2/10/2017	6,150,000	6,150,000
Svenska Handelsbanken AB, 1.172%*, 8/4/2017	9,500,000	9,500,000
Toronto-Dominion Bank:
0.88%, 3/21/2017	8,038,000	8,037,786
1.08%, 3/20/2017	5,000,000	5,000,000
1.25%, 7/14/2017	7,500,000	7,500,000
1.311%*, 5/19/2017	5,000,000	5,003,910
Wells Fargo Bank NA, 1.328%*, 1/18/2018	10,000,000	10,000,000
Westpac Banking Corp., 1.3%*, 2/24/2017	7,000,000	7,000,000
Total Certificates of Deposit and Bank Notes (Cost $100,513,057)		100,513,057

Commercial Paper 36.4%
Issued at Discount** 25.3%
Archer Daniels Midland Co., 0.679%, 2/23/2017	867,000	866,645
Bank Nederlandse Gemeenten NV:
0.872%, 2/10/2017	17,500,000	17,496,237
1.044%, 4/21/2017	8,500,000	8,480,788
Barton Capital SA, 0.71%, 2/1/2017	3,484,000	3,484,000
Caisse D'Amortissement de la Dette Sociale, 0.983%, 2/16/2017	1,592,000	1,591,357
Chesham Finance Ltd., 0.73%, 2/7/2017	22,000,000	21,997,360
Coca-Cola Co., 0.852%, 4/18/2017	5,000,000	4,991,133
DBS Bank Ltd., 0.882%, 2/7/2017	12,500,000	12,498,187
Eli Lilly & Co., 0.689%, 2/17/2017	7,500,000	7,497,733
Erste Abwicklungsanstalt:
0.862%, 2/7/2017	2,000,000	1,999,717
1.075%, 4/10/2017	8,000,000	7,983,982
Gotham Funding Corp., 0.953%, 2/27/2017	10,000,000	9,993,211
Kells Funding LLC, 0.963%, 3/7/2017	7,500,000	7,493,271
Manhattan Asset Funding Co., LLC, 0.831%, 2/8/2017	7,000,000	6,998,884
MetLife Short Term Funding LLC, 0.862%, 2/27/2017	4,500,000	4,497,238
National Bank of Canada, 0.791%, 2/1/2017	7,500,000	7,500,000
NRW.Bank, 0.679%, 2/3/2017	5,000,000	4,999,814
Ontario Teachers Finance Trust, 1.379%, 9/15/2017	5,000,000	4,957,311
Oversea-Chinese Banking Corp., Ltd., 1.065%, 4/5/2017	6,108,000	6,096,777
Philip Morris International, Inc., 0.72%, 2/8/2017	2,941,000	2,940,594
Pricoa Short Term Funding LLC, 0.943%, 3/13/2017	5,000,000	4,994,833
Prudential Funding LLC, 0.659%, 2/1/2017	15,143,000	15,143,000
Sanofi SA, 0.852%, 3/31/2017	10,000,000	9,986,467
Swedbank AB:
0.639%, 2/27/2017	2,500,000	2,498,863
1.176%, 7/31/2017	12,200,000	12,129,240
Toronto-Dominion Holdings (U.S.A.), Inc., 0.872%, 2/27/2017	2,500,000	2,498,447
United Overseas Bank Ltd.:
0.852%, 2/27/2017	10,000,000	9,993,933
1.095%, 4/17/2017	14,500,000	14,467,375
Victory Receivables Corp., 0.862%, 3/2/2017	7,296,000	7,291,004
		223,367,401
Issued at Par* 11.1%
ANZ New Zealand International Ltd., 1.316%, 3/30/2017	8,620,000	8,620,000
Bedford Row Funding Corp., 1.387%, 3/15/2017	8,500,000	8,500,000
BNZ International Funding Ltd., 1.316%, 3/31/2017	8,000,000	8,000,000
Collateralized Commercial Paper Co., LLC, 1.236%, 5/9/2017	5,000,000	5,000,000
Commonwealth Bank of Australia:
1.291%, 12/1/2017	5,215,000	5,215,000
1.296%, 3/2/2017	5,000,000	5,000,000
Dexia Credit Local, 1.177%, 8/16/2017	7,850,000	7,850,000
DZ Bank AG, 1.136%, 6/8/2017	8,500,000	8,500,000
Kells Funding LLC:
1.116%, 5/8/2017	12,000,000	11,998,991
1.126%, 4/26/2017	12,000,000	12,000,000
Ontario Teachers Finance Trust, 1.206%, 6/8/2017	9,000,000	9,000,000
Oversea-Chinese Banking Corp., Ltd., 1.097%, 6/1/2017	8,000,000	8,000,000
		97,683,991
Total Commercial Paper (Cost $321,051,392)		321,051,392

Short-Term Notes 4.8%
BNP Paribas SA, 1.375%, 3/17/2017	5,000,000	5,001,655
Commonwealth Bank of Australia, 1.125%, 3/13/2017	5,000,000	4,999,681
National Australia Bank Ltd., 144A, 1.3%, 6/30/2017	5,000,000	5,001,381
Royal Bank of Canada:
1.0%, 4/27/2017	8,000,000	7,998,899
1.141%*, 2/3/2017	1,105,000	1,105,020
1.25%, 6/16/2017	708,000	708,343
Svenska Handelsbanken AB, 2.875%, 4/4/2017	11,522,000	11,555,707
Toyota Motor Credit Corp., 1.101%*, 2/16/2017	6,000,000	6,000,676
Total Short-Term Notes (Cost $42,371,362)		42,371,362
Government & Agency Obligations 4.5%
U.S. Government Sponsored Agencies 1.1%
Federal Farm Credit Bank, 0.936%*, 3/8/2018	10,000,000	9,999,434
U.S. Treasury Obligations 3.4%
U.S. Treasury Floating Rate Notes:
0.58%*, 4/30/2017	15,000,000	14,996,308
0.778%*, 1/31/2018	15,000,000	15,003,315
		29,999,623
Total Government & Agency Obligations (Cost $39,999,057)		39,999,057

Time Deposit 2.7%
Credit Agricole SA, 0.56%, 2/1/2017 (Cost $23,406,457)	23,406,457	23,406,457

Municipal Bonds and Notes 32.8%
Arizona, Salt River Pima-Maricopa Indian Community, 0.72%***, 10/1/2025, LOC: Bank of America NA	8,440,000	8,440,000
California, State General Obligation, Series A-3, 0.51%***, 5/1/2033, LOC: Bank of Montreal	10,000,000	10,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Irvine Apartment Communities LP Project:
Series W-3, AMT, 0.63%***, 4/1/2025, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
Series W-1, AMT, 0.63%***, 8/1/2034, LOC: Wells Fargo Bank NA	4,800,000	4,800,000
East Baton Rouge, LA, Parish Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone, Series A, 0.57%***, 8/1/2035	2,700,000	2,700,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.67%***, 12/15/2045, LIQ: Freddie Mac	8,966,000	8,966,000
"A", Series M015, AMT, 0.69%*, 5/15/2046, LIQ: Freddie Mac	3,000,000	3,000,000
Florida, State Municipal Power Agency, Series C, 0.64%***, 10/1/2035, LOC: Bank of America NA	2,155,000	2,155,000
Fort Bend, TX, Independent School District, TECP, 0.78%, 3/9/2017	15,000,000	15,000,000
Illinois, RBC Municipal Products, Inc. Trust, Series E-76, 144A, 0.9%***, 11/7/2018, LOC: Royal Bank of Canada	10,000,000	10,000,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.7%***, 2/1/2029, LOC: JPMorgan Chase Bank NA	3,720,000	3,720,000
King George County, VA, Industrial Development Authority, Exempt Facility Revenue, Birchwood Power Partner LP, Series B, AMT, 0.63%***, 12/1/2024, LOC: Mizuho Bank Ltd	5,300,000	5,300,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.8%***, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
Massachusetts, Simmons College, 0.71%***, 10/1/2022, LOC: TD Bank NA	185,000	185,000
Metropolitan Water District of Southern California, Series B-2, 0.57%***, 7/1/2037, SPA: Landesbank Hessen-Thuringen	4,635,000	4,635,000
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.73%***, 9/1/2050, LOC: PNC Bank NA	9,000,000	9,000,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.69%***, 12/1/2030, GTY: Chevron Corp.	12,750,000	12,750,000
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B, 0.62%***, 10/1/2024, LOC: U.S. Bank NA	2,590,000	2,590,000
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.67%***, 9/1/2032, LOC: TD Bank NA	1,280,000	1,280,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue:
Series G, 0.73%***, 11/1/2039, LOC: Bank of America NA	1,955,000	1,955,000
Series G, 0.73%***, 11/1/2047, LOC: Bank of America NA	2,965,000	2,965,000
New York, General Obligation:
Series J-5, 0.63%***, 8/1/2028, SPA: Bank of America NA	1,045,000	1,045,000
Series G-6, 0.65%***, 4/1/2042, LOC: Mizuho Corporate Bank	4,400,000	4,400,000
Series A-5, 0.65%***, 8/1/2044, SPA: Landesbank Hessen-Thuringen	5,000,000	5,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.62%***, 11/15/2050, LOC: U.S. Bank NA	3,025,000	3,025,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.74%***, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.66%***, 11/1/2046, LOC: PNC Bank NA	11,300,000	11,300,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 1.13%***, 5/1/2048, LOC: Bank of China	170,000	170,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 0.67%***, 11/1/2048, LOC: JPMorgan Chase Bank NA	2,450,000	2,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series B-2, 1.12%***, 11/1/2049, LOC: Bank of China	30,000,000	30,000,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.71%***, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,940,000	1,940,000
New York City, NY, Housing Development Corp., 155 West 21st Street LLC, Series B, 0.72%***, 11/15/2037, LIQ: Fannie Mae, LOC: Fannie Mae	5,700,000	5,700,000
New York City, NY, Housing Development Corp., 90 West Street LLC, Series B, 0.72%***, 3/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	8,000,000	8,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.69%***, 7/1/2039, LOC: Citibank NA	5,000,000	5,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series CC-2, 0.59%***, 6/15/2038, SPA: Bank of Montreal	6,260,000	6,260,000
Series AA-2, 0.62%***, 6/15/2048, SPA: PNC Bank NA	6,500,000	6,500,000
Series AA-4, 0.64%***, 6/15/2049, SPA: Bank of Montreal	6,400,000	6,400,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-4, 0.62%***, 11/1/2029, SPA: TD Bank NA	2,625,000	2,625,000
Series A-5, 0.62%***, 8/1/2039, SPA: U.S. Bank NA	2,000,000	2,000,000
Pasadena, CA, Certificates Participation, Series A, 0.67%***, 2/1/2035, LOC: Bank of America NA	7,250,000	7,250,000
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-52, 144A, 1.28%*, 7/1/2017, LOC: Royal Bank of Canada	20,000,000	20,000,000
San Francisco, CA, City & County Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 0.82%***, 12/1/2033, LOC: Citibank NA	1,425,000	1,425,000
San Jose, CA, Civic Improvement Authority, TECP, 0.85%, 2/7/2017, LOC: Barclays Bank PLC	9,635,000	9,635,000
Tennessee, Vanderbilt University, TECP, 1.174%, 7/11/2017	640,000	636,729
Texas, State General Obligation, 0.67%***, 12/1/2047, SPA: Sumitomo Mitsui Banking	12,000,000	12,000,000
Westchester County, NY, Healthcare Corp. Revenue, Series D, 0.79%***, 11/1/2034, LOC: TD Bank NA	300,000	300,000
Will County, IL, Exempt Facilities Revenue, Exxon Mobil Project, AMT, 0.59%***, 4/1/2026, GTY: Exxon Mobil Oil Corp.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.66%***, 6/1/2037, LOC: JPMorgan Chase Bank NA	3,220,000	3,220,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.67%***, 8/15/2034, LOC: JPMorgan Chase Bank NA	7,200,000	7,200,000
Total Municipal Bonds and Notes (Cost $288,922,729)		288,922,729

Repurchase Agreements 7.3%
BNP Paribas, 0.81%, dated 6/10/2015, to be repurchased at $16,736,115 on 3/7/2017 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 1.189%, dated 4/27/2016, to be repurchased at $30,366,608 on 5/2/2017 (a) (c)	30,000,000	30,000,000
Merrill Lynch & Co., Inc., 0.55%, dated 1/31/2017, to be repurchased at $18,000,275 on 2/1/2017 (d)	18,000,000	18,000,000
Total Repurchase Agreements (Cost $64,500,000)		64,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $880,764,054)†	99.9	880,764,054
Other Assets and Liabilities, Net	0.1	495,042
Net Assets	100.0	881,259,096

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2017.

† The cost for federal income tax purposes was $880,764,054.

(a) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of January 31, 2017. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,525,000	ACE Capital Trust II	9.7	4/01/2030	3,818,642
145,542	ACIS CLO Ltd.	2.624	5/01/2027	145,636
3,000	Anheuser-Busch InBev Worldwide, Inc.	2.5	7/15/2022	2,957
100,000	Assured Guaranty Municipal Holdings, Inc.	6.4	12/15/2066	83,568
69,000	Bank of America Corp.	3.824	1/20/2028	68,472
24,238	CF Industries, Inc.	3.4	12/01/2021	24,281
4,722,000	Dominion Resources, Inc.	5.75	10/01/2054	4,965,970
250,000	Duke Energy Progress LLC	4.2	8/15/2045	257,257
140,186	HollyFrontier Corp.	5.875	4/01/2026	148,114
250,000	HSBC Holdings PLC	2.59	5/25/2021	257,957
4,543,000	JPMorgan Chase & Co.	7.9	4/30/2018	4,792,726
25,000	JPMorgan Chase Bank NA	1.65	9/23/2019	24,943
104,000	Lubrizol Corp.	8.875	2/01/2019	123,223
151,000	Morgan Stanley	5.625	9/23/2019	166,493
264,000	New York Life Global Funding	1.95	2/11/2020	265,261
2,000	Novartis Capital Corp.	4.0	11/20/2045	2,021
271,000	Telefonica Emisiones SAU	5.134	4/27/2020	294,562
897,878	The Goldman Sachs Group, Inc.	2.241–2.55	10/23/2019– 11/15/2021	908,375
331,070	Tralee CLO III Ltd.	2.38	7/20/2026	329,763
524,309	Viacom, Inc.	3.45–6.875	10/4/2026– 4/30/2036	515,347
105,000	Wells Fargo & Co.	3.0	10/23/2026	100,185
Total Collateral Value				17,295,753

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
445,000	CVP Cascade CLO Ltd.	2.554	7/18/2026	444,868
648,753	Edsouth Indenture No. 3 LLC	1.501	4/25/2039	646,440
775,779	Edsouth Indenture No. 6 LLC	1.451	5/25/2039	763,162
22,777	National Collegiate Student Loan Trust	1.051	4/25/2029	22,705
29,000,000	SLM Student Loan Trust	1.138	1/25/2021	28,092,787
846,226	SMB Private Education Loan Trust	1.467	5/15/2023	848,260
26,580	Stanfield McLaren CLO Delaware Corp.	1.177	2/27/2021	88,961
Total Collateral Value				30,907,183

(d) Collateralized by $17,700,000 Government National Mortgage Association, 3.5%, maturing on 1/20/2047 with a value of $18,360,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

CLO: Collateralized Loan Obligation

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (e)	$ —	$ 816,264,054	$ —	$ 816,264,054
Repurchase Agreements	—	64,500,000	—	64,500,000
Total	$ —	$ 880,764,054	$ —	$ 880,764,054

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of January 31, 2017 (Unaudited)
Assets
Investment in securities, valued at amortized cost	$ 880,764,054
Cash	71,252
Receivable for investments sold	470,000
Receivable for Fund shares sold	1,559,915
Interest receivable	574,823
Other assets	52,979
Total assets	883,493,023
Liabilities
Payable for Fund shares redeemed	1,338,072
Distributions payable	47,599
Accrued management fee	204,819
Accrued Trustees' fees	12,945
Other accrued expenses and payables	630,492
Total liabilities	2,233,927
Net assets, at value	$ 881,259,096
Net Assets Consist of
Undistributed net investment income	21,397
Accumulated net realized gain (loss)	9,959
Paid-in capital	881,227,740
Net assets, at value	$ 881,259,096
Net Asset Value

Deutsche Cash Investment Trust Class A

Net Asset Value, offering and redemption price per share ($84,171,524 ÷ 84,125,261 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Cash Investment Trust Class C

Net Asset Value, offering and redemption price per share ($29,526,285 ÷ 29,510,064 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Cash Investment Trust Class S

Net Asset Value, offering and redemption price per share ($201,150,839 ÷ 201,040,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Money Market Fund

Net Asset Value, offering and redemption price per share ($566,410,448 ÷ 566,099,804 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended January 31, 2017 (Unaudited)
Investment Income
Income: Interest	$ 3,483,355
Other Income	45,083
Total Income	3,528,438
Expenses: Management fee	1,243,626
Administration fee	465,705
Services to shareholders	718,969
Distribution and service fees	232,652
Custodian fee	15,562
Professional fees	54,524
Reports to shareholders	68,709
Registration fees	44,415
Trustees' fees and expenses	23,549
Other	26,848
Total expenses before expense reductions	2,894,559
Expense reductions	(199,523)
Total expenses after expense reductions	2,695,036
Net investment income	833,402
Net realized gain (loss) from investments	10,733
Net increase (decrease) in net assets resulting from operations	$ 844,135

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations: Net investment income	$ 833,402	$ 433,104
Net realized gain (loss)	10,733	(774)
Net increase (decrease) in net assets resulting from operations	844,135	432,330
Distributions to shareholders from: Net investment income: Deutsche Cash Investment Trust Class A	(10,218)	(12,205)
Deutsche Cash Investment Trust Class B	—	(9)*
Deutsche Cash Investment Trust Class C	(2,632)	(3,503)
Deutsche Cash Investment Trust Class S	(210,891)	(65,478)
Deutsche Money Market Fund	(619,422)	(351,775)
Total distributions	(843,163)	(432,970)
Fund share transactions: Proceeds from shares sold	204,633,257	449,860,078
Reinvestment of distributions	794,851	405,539
Payments for shares redeemed	(415,846,599)	(592,320,044)
Net increase (decrease) in net assets from Fund share transactions	(210,418,491)	(142,054,427)
Increase (decrease) in net assets	(210,417,519)	(142,055,067)
Net assets at beginning of period	1,091,676,615	1,233,731,682
Net assets at end of period (including undistributed net investment income of $21,397 and $31,158, respectively)	$ 881,259,096	$ 1,091,676,615

* For the period from August 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Cash Investment Trust Class A
Six Months Ended 1/31/17 (Unaudited)		Years Ended July 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	110	126	159	211	237
Ratio of expenses before expense reductions (%)	.85*	.81	.86	.85	.86	.83
Ratio of expenses after expense reductions (%)	.73*	.44	.21	.18	.26	.28
Ratio of net investment income (%)	.03*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class C
Six Months Ended 1/31/17 (Unaudited)		Years Ended July 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	28	25	23	30	35
Ratio of expenses before expense reductions (%)	1.52*	1.47	1.52	1.50	1.53	1.50
Ratio of expenses after expense reductions (%)	.75*	.45	.21	.18	.26	.29
Ratio of net investment income (%)	.02*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class S
Six Months Ended 1/31/17 (Unaudited)		Years Ended July 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.10**	.02	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	201	266	285	331	368	392
Ratio of expenses before expense reductions (%)	.61*	.56	.55	.54	.53	.52
Ratio of expenses after expense reductions (%)	.57*	.43	.21	.18	.26	.28
Ratio of net investment income (%)	.19*	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Money Market Fund
Six Months Ended 1/31/17 (Unaudited)		Years Ended July 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000	(.000)***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.11**	.05[a]	.01[a]	.01[a]	.01[a]	.01[a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	566	687	797	969	1,113	1,284
Ratio of expenses before expense reductions (%)	.56*	.50	.50	.48	.46	.45
Ratio of expenses after expense reductions (%)	.56*	.41	.21	.18	.26	.28
Ratio of net investment income (%)	.20*	.05	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Money Market Prime Series (the "Fund") is a diversified series of Deutsche Money Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Deutsche Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Deutsche Fund. Deutsche Cash Investment Trust Class B shares automatically converted to Deutsche Cash Investment Trust Class A shares on February 10, 2016 and are no longer offered. Deutsche Cash Investment Trust Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Deutsche Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions. Deutsche Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Deutsche Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Deutsche Money Market Fund and Deutsche Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. Deutsche Cash Investment Trust Class S shares are only available to a limited group of investors.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of January 31, 2017, the Fund held repurchase agreements with a gross value of $64,500,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

From November 1, 2015 through July 31, 2016, the Fund elects to defer qualified late year losses of approximately $774 of net realized short-term capital losses and treat them as arising in the fiscal year ending July 31, 2017.

The Fund has reviewed the tax positions for the open tax years as of July 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $215 million of the Fund's average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%

For the period from August 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Deutsche Cash Investment Trust Class A	.85%
Deutsche Cash Investment Trust Class C	1.60%
Deutsche Cash Investment Trust Class S	.57%
Deutsche Money Market Fund	.57%

In addition, the Advisor has agreed to voluntarily waive additional expenses. This waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses on Deutsche Cash Investment Trust Class A and Deutsche Cash Investment Trust Class C shares of the Fund.

For the six months ended January 31, 2017, pursuant to the Investment Management Agreement, the amount charged aggregated $1,243,626, which was equivalent to an annualized effective rate of 0.27% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2017, the Administration Fee was $465,705, of which $75,394 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at January 31, 2017
Deutsche Cash Investment Trust Class A	$ 39,859	$ —	$ 24,833
Deutsche Cash Investment Trust Class C	4,966	—	3,317
Deutsche Cash Investment Trust Class S	158,188	47,820	72,370
Deutsche Money Market Fund	293,156	—	200,410
	$ 496,169	$ 47,820	$ 300,930

Distribution and Service Fees. Under the Fund's Deutsche Cash Investment Trust Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Deutsche Cash Investment Trust Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Deutsche Cash Investment Trust Class C shares. For the six months ended January 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Waived
Deutsche Cash Investment Trust Class C	$ 105,829	$ 105,829

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Deutsche Cash Investment Trust Class A and Deutsche Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at January 31, 2017	Annualized Effective Rate
Deutsche Cash Investment Trust Class A	$ 91,547	$ 43,442	$ 31,517.13%
Deutsche Cash Investment Trust Class C	35,276	2,432	10,289.23%
	$ 126,823	$ 45,874	$ 41,806

Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge ("CDSC") from Deutsche Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Deutsche Cash Investment Trust Class C. For the six months ended January 31, 2017, the CDSC for Deutsche Cash Investment Trust Class C shares aggregated $314. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Deutsche Cash Investment Trust Class A shares. For the six months ended January 31, 2017, DDI received $1,564 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended January 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,412, of which $4,740 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended January 31, 2017, the Fund engaged in securities purchases of $133,556,000 and securities sales of $16,350,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2017.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Cash Investment Trust Class A	52,801,430	$ 52,801,430	56,245,025	$ 56,245,025
Deutsche Cash Investment Trust Class B	—	—	30,397*	30,397*
Deutsche Cash Investment Trust Class C	14,495,330	14,495,330	26,517,629	26,517,629
Deutsche Cash Investment Trust Class S	32,296,998	32,296,998	90,656,495	90,656,495
Deutsche Money Market Fund	104,868,953	104,868,953	276,196,702	276,196,702
Account Maintenance Fees	—	170,546	—	213,830
		$ 204,633,257		$ 449,860,078
Shares issued to shareholders in reinvestment of distributions
Deutsche Cash Investment Trust Class A	9,177	$ 9,177	12,105	$ 12,105
Deutsche Cash Investment Trust Class B	—	—	8*	8*
Deutsche Cash Investment Trust Class C	2,468	2,468	3,457	3,457
Deutsche Cash Investment Trust Class S	196,909	196,909	60,836	60,836
Deutsche Money Market Fund	586,297	586,297	329,133	329,133
		$ 794,851		$ 405,539
Shares redeemed
Deutsche Cash Investment Trust Class A	(78,393,587)	$ (78,393,587)	(72,932,708)	$ (72,932,708)
Deutsche Cash Investment Trust Class B	—	—	(395,493)*	(395,493)*
Deutsche Cash Investment Trust Class C	(13,266,913)	(13,266,913)	(22,829,502)	(22,829,502)
Deutsche Cash Investment Trust Class S	(97,630,710)	(97,630,710)	(109,614,788)	(109,614,788)
Deutsche Money Market Fund	(226,555,389)	(226,555,389)	(386,547,553)	(386,547,553)
		$ (415,846,599)		$ (592,320,044)
Net increase (decrease)
Deutsche Cash Investment Trust Class A	(25,582,980)	$ (25,582,980)	(16,675,578)	$ (16,675,578)
Deutsche Cash Investment Trust Class B	—	—	(365,088)*	(365,088)*
Deutsche Cash Investment Trust Class C	1,230,885	1,230,885	3,691,584	3,691,584
Deutsche Cash Investment Trust Class S	(65,136,803)	(65,136,803)	(18,897,457)	(18,897,457)
Deutsche Money Market Fund	(121,100,139)	(121,100,139)	(110,021,718)	(110,021,718)
Account Maintenance Fees	—	170,546	—	213,830
		$ (210,418,491)		$ (142,054,427)

* For the period from August 1, 2015 to February 10, 2016 (see Note A).

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. As a result, the Fund has taken certain steps that have impacted its structure and/or operations. From and after on or about September 16, 2016, the Fund seeks to qualify as a retail money market fund and implements policies and procedures that are reasonably designed to limit beneficial ownership of the Fund’s shares to natural persons. As a retail money market fund, only accounts beneficially owned by natural persons are permitted to retain their shares in the Fund. Also, beginning on or about October 14, 2016, the Fund implements policies and procedures reasonably designed to ensure that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions. The Fund continues to operate with its existing investment objective and investment strategies and will continue to seek to maintain a $1.00 stable NAV. (Although the Fund will seek to maintain a $1.00 NAV, there is no guarantee that it will be able to do so and if the NAV falls below $1.00, you would lose money.)

For more information, please refer to the Fund’s prospectus.

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2016 to January 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2017 (Unaudited)
Actual Fund Return	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Beginning Account Value 8/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/17	$ 1,000.15	$ 1,000.10	$ 1,000.98	$ 1,001.05
Expenses Paid per $1,000*	$ 3.68	$ 3.78	$ 2.87	$ 2.82
Hypothetical 5% Fund Return	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Beginning Account Value 8/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/17	$ 1,021.53	$ 1,021.42	$ 1,022.33	$ 1,022.38
Expenses Paid per $1,000*	$ 3.72	$ 3.82	$ 2.91	$ 2.85

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Deutsche Money Market Prime Series	.73%	.75%	.57%	.56%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Money Market Prime Series’ (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance (Deutsche Cash Investment Trust Class A shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Broadridge expense universe for the following share classes: Deutsche Cash Investment Trust Class A shares (3rd quartile), Deutsche Cash Investment Trust Class C shares (3rd quartile), Deutsche Cash Investment Trust Class S shares (3rd quartile) and Deutsche Money Market Fund shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Nasdaq Symbol	CUSIP Number	Fund Number
Deutsche Money Market Fund	KMMXX	25159J 104	6
Deutsche Cash Investment Trust Class A	DOAXX	25159J 203	421
Deutsche Cash Investment Trust Class C	DOCXX	25159J 401	721
Deutsche Cash Investment Trust Class S	DOSXX	25159J 500	2021

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/28/2017